Inventories	12 Months Ended
Dec. 31, 2021
Classes Of Inventories [Abstract]
Inventories

14 Inventories

Inventories are analysed as follows:

	31/12/21	31/12/20
Leather and other raw materials	27,006	24,580
Goods in process	14,090	8,852
Finished goods	39,115	30,477
Total	80,211	63,909

The following tables summarise the changes to the provision for slow moving and obsolete raw materials and finished goods included in inventories for the years ended December 31, 2021 and 2020.

	31/12/21	31/12/20
Balance at beginning of year	13,059	11,855
Additions	3,413	3,371
Reductions	(904)	(2,167)
Balance at end of year	15,568	13,059

The additions and reductions are included in “cost of sales”.

For the years ended December 31, 2021, 2020 and 2019, inventories of 168,492, 126,580 and 153,747, respectively, were recognised as an expense and included in “cost of sales” (see note 32).

There are no pledged inventories that could be limited in their availability.